Inventories	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories
6.	Inventories

	December 31,
	2020	2019
Raw materials	$29,005	$5,689
Work in progress	52,515	8,565
Finished goods	24,293	13,592
Total inventories	$105,813	$27,846

For the year ended December 31, 2020, the Company charged $1,697 of excessive fixed production overhead to cost of sales (2019 - $3,794, 2018 - $2,735).

For the year ended December 31, 2020, cost of sales includes $5,816 of inventory provision for products that are likely to expire before being sold (2019 - $ 651, 2018 - $2,529).